Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
ITEM 402(V) PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align NEO compensation with Company performance, refer to the Compensation Discussion and Analysis beginning on page 16.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section beginning on page 16.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1&2)	Compensation Actually Paid to PEO ($)(1&3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1&2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1&3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (thousands) ($)(5)	HEPLISAV-B Product Revenue (thousands) ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	5,594,000	3,889,804	2,094,623	1,411,504	182.52	101.47	293,156	125,937
2021	4,519,489	9,202,304	2,410,600	3,623,574	245.98	126.45	76,713	61,870
2020	1,521,779	429,945	1,331,353	790,834	77.80	126.42	(75,240)	36,030
[1]	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2022	Ryan Spencer	David Novack, Kelly MacDonald, Robert Janssen
2021	Ryan Spencer	David Novack, Kelly MacDonald, Michael Ostrach, Robert Janssen
2020	Ryan Spencer	David Novack, Michael Ostrach, Robert Janssen
[2]	Amounts reflect Summary Compensation Table Total Compensation for our PEO and average for our non-PEO NEOs for each corresponding year.
[3]
The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

	PEO			Non-PEO NEOs Average
	2022	2021	2020	2022	2021	2020
Total Compensation as reported Summary Compensation Table (“SCT”)	$5,594,000	$4,519,489	$1,521,779	$2,094,623	$2,410,600	$1,331,353
Less: Grant Date Fair Value of Equity Awards as reported in SCT (a)	$4,342,765	$3,326,058	$661,789	$1,298,083	$1,643,374	$582,745
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$3,476,330	$4,882,395	$310,752	$1,038,830	$1,992,012	$277,630
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($465,699)	$1,740,424	($516,740)	($297,965)	$358,516	($143,065)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	$0	$0	$0	$0	$0	$0
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($372,062)	$1,386,054	($224,058)	($125,902)	$538,978	($92,339)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	($33,158)	$0
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(c)	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$3,889,804	$9,202,304	$429,945	$1,411,504	$3,623,574	$790,834
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (ii) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iii) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.
[4]
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the Nasdaq Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

[5]	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
[6]	As required by Item 402(v) of Regulation S-K, we have determined that HEPLISAV-B product revenue is the Company-Selected Measure.

Company Selected Measure Name	HEPLISAV-B Product Revenue
Named Executive Officers, Footnote [Text Block]
[1]	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2022	Ryan Spencer	David Novack, Kelly MacDonald, Robert Janssen
2021	Ryan Spencer	David Novack, Kelly MacDonald, Michael Ostrach, Robert Janssen
2020	Ryan Spencer	David Novack, Michael Ostrach, Robert Janssen

Peer Group Issuers, Footnote [Text Block]
[4]
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the Nasdaq Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

PEO Total Compensation Amount	$ 5,594,000	$ 4,519,489	$ 1,521,779
PEO Actually Paid Compensation Amount	$ 3,889,804	9,202,304	429,945
Adjustment To PEO Compensation, Footnote [Text Block]
[3]
The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

	PEO			Non-PEO NEOs Average
	2022	2021	2020	2022	2021	2020
Total Compensation as reported Summary Compensation Table (“SCT”)	$5,594,000	$4,519,489	$1,521,779	$2,094,623	$2,410,600	$1,331,353
Less: Grant Date Fair Value of Equity Awards as reported in SCT (a)	$4,342,765	$3,326,058	$661,789	$1,298,083	$1,643,374	$582,745
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$3,476,330	$4,882,395	$310,752	$1,038,830	$1,992,012	$277,630
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($465,699)	$1,740,424	($516,740)	($297,965)	$358,516	($143,065)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	$0	$0	$0	$0	$0	$0
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($372,062)	$1,386,054	($224,058)	($125,902)	$538,978	($92,339)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	($33,158)	$0
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(c)	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$3,889,804	$9,202,304	$429,945	$1,411,504	$3,623,574	$790,834
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (ii) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iii) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 2,094,623	2,410,600	1,331,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,411,504	3,623,574	790,834
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[3]
The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

	PEO			Non-PEO NEOs Average
	2022	2021	2020	2022	2021	2020
Total Compensation as reported Summary Compensation Table (“SCT”)	$5,594,000	$4,519,489	$1,521,779	$2,094,623	$2,410,600	$1,331,353
Less: Grant Date Fair Value of Equity Awards as reported in SCT (a)	$4,342,765	$3,326,058	$661,789	$1,298,083	$1,643,374	$582,745
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$3,476,330	$4,882,395	$310,752	$1,038,830	$1,992,012	$277,630
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($465,699)	$1,740,424	($516,740)	($297,965)	$358,516	($143,065)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	$0	$0	$0	$0	$0	$0
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($372,062)	$1,386,054	($224,058)	($125,902)	$538,978	($92,339)
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	($33,158)	$0
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(c)	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$3,889,804	$9,202,304	$429,945	$1,411,504	$3,623,574	$790,834
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (ii) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iii) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures
The most important financial performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 16.
•	HEPLISAV-B Vaccine Revenue
•	CpG 1018 Adjuvant Revenue
•	Relative TSR for Dynavax Common Stock Compared To Nasdaq Biotechnology Index
•	HEPLISAV-B Vaccine Market Share As Percent of U.S. Market For Hepatitis-B Vaccines

Total Shareholder Return Amount	$ 182.52	245.98	77.8
Peer Group Total Shareholder Return Amount	101.47	126.45	126.42
Net Income (Loss)	$ 293,156,000	$ 76,713,000	$ (75,240,000)
Company Selected Measure Amount	125,937,000	61,870,000	36,030,000
PEO Name	Ryan Spencer	Ryan Spencer	Ryan Spencer
Risk Free Interest Rate, Minimum	0.80%	0.10%	0.10%
Risk Free Interest Rate, Maximum	4.50%	1.20%	1.60%
Expected Volatility Rate, Minimum	69.00%	78.00%	63.00%
Expected Volatility Rate, Maximum	103.00%	114.00%	100.00%
Expected Term, Minimum	1 year 6 months	1 year 2 months 12 days	1 year 3 months 18 days
Expected Term, Maximum	3 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days
Dividend yield	0.00%	0.00%	0.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	HEPLISAV-B Vaccine Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	CpG 1018 Adjuvant Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR for Dynavax Common Stock Compared To Nasdaq Biotechnology Index
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	HEPLISAV-B Vaccine Market Share As Percent of U.S. Market For Hepatitis-B Vaccines
PEO [Member] | Grant Date Fair Value of Equity Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,342,765)	$ (3,326,058)	$ (661,789)
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,476,330	4,882,395	310,752
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(465,699)	1,740,424	(516,740)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(372,062)	1,386,054	(224,058)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,298,083)	(1,643,374)	(582,745)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,038,830	1,992,012	277,630
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(297,965)	358,516	(143,065)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(125,902)	538,978	(92,339)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(33,158)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0